Consolidated Statements of Equity-K - USD ($)		Total	Preferred Stock Class A Preferred Stock	Common Stock	Capital Surplus	Undivided Profits	Accumulated Other Comprehensive Income/(Loss) [1]	Noncontrolling Interest
Balance, at Dec. 31, 2012		$ 2,499,530,000	$ 0	$ 152,249,000	$ 1,488,463,000	$ 709,996,000	$ (146,343,000)	$ 295,165,000
Balance, shares at Dec. 31, 2012		243,598,000
Net income/(loss)		$ 38,369,000	0	0	0	26,904,000	0	11,465,000
Fair value adjustments, net of tax:
Securities available-for-sale		(66,491,000)	0	0	0	0	(66,491,000)	0
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period		50,064,000	0	0	0	0	50,064,000	0
Prior service credit/(cost) arising during the period		6,563,000	0	0	0	0	6,563,000	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		6,198,000	0	0	0	0	6,198,000	0
Comprehensive income/(loss)		34,703,000	0	0	0	26,904,000	(3,666,000)	11,465,000
Preferred stock issuance (1,000 shares issued at $100,000 per share net of offering costs)		95,624,000	95,624,000	0	0	0	0	0
Cash dividends declared:
Preferred stock ($6,200 per share for 2015 and 2014 and $5,838 per share for 2013)		(5,838,000)	0	0	0	(5,838,000)	0	0
Common stock ($.24 per share for 2015 and $.20 per share for 2014 and 2013)		(48,302,000)	0	0	0	(48,302,000)	0	0
Common stock repurchased	[2]	$ (91,448,000)	0	$ (5,223,000)	(86,225,000)	0	0	0
Common stock repurchased, shares	[2]	(8,356,000)		(8,356,000)
Common stock issued for:
Stock options and restricted stock-equity awards		$ 659,000	0	$ 705,000	(46,000)	0	0	0
Stock options and restricted stock - equity awards, shares		1,128,000		1,128,000
Tax benefit (benefit reversal)-stock-based compensation expense		$ (1,569,000)	0	$ 0	(1,569,000)	0	0	0
Stock-based compensation expense		16,144,000	0	0	16,144,000	0	0	0
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,465,000)	0	0	0	0	0	(11,465,000)
Real estate investment trust ("REIT") preferred stock issuance		92,000	0	0	0	0	0	92,000
Acquired noncontrolling interest - REIT		174,000	0	0	0	0	0	174,000
Other changes in equity		73,000	0	0	0	73,000	0	0
Balance, at Dec. 31, 2013		$ 2,488,377,000	95,624,000	147,731,000	1,416,767,000	682,833,000	(150,009,000)	295,431,000
Balance, shares at Dec. 31, 2013		236,370,000
Net income/(loss)		$ 234,046,000	0	0	0	222,519,000	0	11,527,000
Fair value adjustments, net of tax:
Securities available-for-sale		29,822,000	0	0	0	0	29,822,000	0
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period		(71,173,000)	0	0	0	0	(71,173,000)	0
Prior service credit/(cost) arising during the period		0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		3,114,000	0	0	0	0	3,114,000	0
Comprehensive income/(loss)		195,809,000	0	0	0	222,519,000	(38,237,000)	11,527,000
Cash dividends declared:
Preferred stock ($6,200 per share for 2015 and 2014 and $5,838 per share for 2013)		(6,200,000)	0	0	0	(6,200,000)	0	0
Common stock ($.24 per share for 2015 and $.20 per share for 2014 and 2013)		(47,567,000)	0	0	0	(47,567,000)	0	0
Common stock repurchased	[2]	$ (43,579,000)	0	$ (2,221,000)	(41,358,000)	0	0	0
Common stock repurchased, shares	[2]	(3,554,000)		(3,554,000)
Common stock issued for:
Stock options and restricted stock-equity awards		$ 2,146,000	0	$ 877,000	1,269,000	0	0	0
Stock options and restricted stock - equity awards, shares		1,404,000		1,404,000
Tax benefit (benefit reversal)-stock-based compensation expense		$ (7,220,000)	0	$ 0	(7,220,000)	0	0	0
Stock-based compensation expense		11,351,000	0	0	11,351,000	0	0	0
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,527,000)	0	0	0	0	0	(11,527,000)
Balance, at Dec. 31, 2014		$ 2,581,590,000	95,624,000	146,387,000	1,380,809,000	851,585,000	(188,246,000)	295,431,000
Balance, shares at Dec. 31, 2014		234,220,000
Net income/(loss)		$ 97,313,000	0	0	0	85,879,000	0	11,434,000
Fair value adjustments, net of tax:
Securities available-for-sale		(15,187,000)	0	0	0	0	(15,187,000)	0
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period		(11,117,000)	0	0	0	0	(11,117,000)	0
Prior service credit/(cost) arising during the period		0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		358,000	0	0	0	0	358,000	0
Comprehensive income/(loss)		71,367,000	0	0	0	85,879,000	(25,946,000)	11,434,000
Cash dividends declared:
Preferred stock ($6,200 per share for 2015 and 2014 and $5,838 per share for 2013)		(6,200,000)	0	0	0	(6,200,000)	0	0
Common stock ($.24 per share for 2015 and $.20 per share for 2014 and 2013)		(56,961,000)	0	0	0	(56,961,000)	0	0
Common stock repurchased	[2]	$ (32,648,000)	0	$ (1,423,000)	(31,225,000)	0	0	0
Common stock repurchased, shares	[2]	(2,277,000)		(2,277,000)
Common stock issued for:
Stock options and restricted stock-equity awards		$ 6,929,000	0	$ 969,000	5,960,000	0	0	0
Stock options and restricted stock - equity awards, shares		1,550,000		1,550,000
Equity issued for acquisition, value		$ 72,791,000	0	$ 3,184,000	69,607,000	0	0	0
Equity issued for acquisition, shares		5,094,000		5,094,000
Tax benefit (benefit reversal)-stock-based compensation expense		$ 356,000	0	$ 0	356,000	0	0	0
Stock-based compensation expense		13,796,000	0	0	13,796,000	0	0	0
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,434,000)	0	0	0	0	0	(11,434,000)
Balance, at Dec. 31, 2015		$ 2,639,586,000	$ 95,624,000	$ 149,117,000	$ 1,439,303,000	$ 874,303,000	$ (214,192,000)	$ 295,431,000
Balance, shares at Dec. 31, 2015		238,587,000

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	2015, 2014 and 2013 include $28.4 million, $38.5 million and $87.6 million, respectively, repurchased under share repurchase programs.